Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [Line Items]
Revenue	$ 88,587	$ 115,023	$ 67,479	$ 32,833	$ 79,221	$ 56,806	$ 21,052	$ 6,361	$ 303,922	$ 163,440	$ 511,529
Non-Current Assets*	720,071				769,864				720,071	769,864
India [Member]
Disclosure of geographical areas [Line Items]
Revenue									298,245	161,313	490,861
Non-Current Assets*	711,292				764,291				711,292	764,291
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue									69	32	536
Non-Current Assets*	378				437				378	437
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue									2,221	1,375	10,324
Non-Current Assets*	4,505				4,902				4,505	4,902
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue									18		3,998
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue									3,369	720	$ 5,810
Non-Current Assets*	$ 3,896				$ 234				$ 3,896	$ 234